Consolidated Statement Of Changes In Equity (USD $) In Millions	Common Stock Issued [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total International Paper Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning Balance at Dec. 31, 2008	$ 434	$ 5,845	$ 1,404	$ (3,405)	$ 218	$ 4,060	$ 232	$ 4,292
Issuance of stock for various plans, net	3	(42)	0	0	(139)	100	0	100
Repurchase of stock	0	0	0	0	10	(10)	0	(10)
Cash dividends - Common Stock	0	0	(144)	0	0	(144)	0	(144)
Dividends paid to noncontrolling interests by subsidiary	0	0	0	0	0	0	(17)	(17)
Noncontrolling interests of acquired entities	0	0	0	0	0	0	(1)	(1)
Comprehensive income (Loss)	0	0	686	1,326	0	2,012	18	2,030
Ending Balance at Dec. 31, 2009	437	5,803	1,946	(2,079)	89	6,018	232	6,250
Issuance of stock for various plans, net	2	38	0	0	(87)	127	0	127
Repurchase of stock	0	0	0	0	26	(26)	0	(26)
Cash dividends - Common Stock	0	0	(177)	0	0	(177)	0	(177)
Dividends paid to noncontrolling interests by subsidiary	0	0	0	0	0	0	(6)	(6)
Noncontrolling interests of acquired entities	0	0	0	0	0	0	9	9
Acquisition of noncontrolling interests	0	(12)	0	0	0	(12)	(8)	(20)
Comprehensive income (Loss)	0	0	691	254	0	945	23	968
Ending Balance at Dec. 31, 2010	439	5,829	2,460	(1,825)	28	6,875	250	7,125
Issuance of stock for various plans, net	0	79	0	0	(6)	85	0	85
Repurchase of stock	0	0	0	0	30	(30)	0	(30)
Cash dividends - Common Stock	0	0	(427)	0	0	(427)	0	(427)
Dividends paid to noncontrolling interests by subsidiary	0	0	0	0	0	0	(5)	(5)
Noncontrolling interests of acquired entities	0	0	0	0	0	0	37	37
Acquisition of noncontrolling interests	0	0	0	0	0	0	40	40
Comprehensive income (Loss)	0	0	1,322	(1,180)	0	142	18	160
Ending Balance at Dec. 31, 2011	$ 439	$ 5,908	$ 3,355	$ (3,005)	$ 52	$ 6,645	$ 340	$ 6,985